Share Capital and Share Premium (Details) - Schedule of Share Capital and Share Premium Amounts - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Schedule of Share Capital and Share Premium Amounts [Abstract]
Number of shares, Balance (in Shares)	37,563,768
Shares issued amount, Balance	$ 375,641	$ 375,641
Shares to be issued amount, Balance	3,068	3,068
Share Premium, Balance	$ 66,996,982	$ 66,996,982